Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) shares Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Leader Funds Trust
Entity Central Index Key	0001766436
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Leader Capital High Quality Income Fund Class A [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital High Quality Income Fund
Class Name	Class A
Trading Symbol	LCATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leader Capital High Quality Income Fund (the “Fund”), Class A Shares, for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.leadercapital.com/mutual-funds/resources-info/.You can also request this information by contacting us at (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	www.leadercapital.com/mutual-funds/resources-info/
Expenses [Text Block]	What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A shares	$65	1.27%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%
Net Assets	$ 1,240,539,348
Holdings Count | shares	180
Advisory Fees Paid, Amount	$ 4,038,510
Investment Company, Portfolio Turnover	67.57%
Additional Fund Statistics [Text Block]

Fund Statistics
Total Net Assets	$1,240,539,348
Number of Portfolio Holdings	180
Investment Advisory Fees Paid	$4,038,510
Portfolio Turnover Rate	67.57%

Holdings [Text Block]

What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	52.99%
Government	21.19%
Mortgage-Backed Securities	15.32%
Energy	5.38%
Cash and Cash Equivalents	4.71%
Debt Fund	2.41%
Technology	1.41%
Financial	0.40%
Consumer, Cyclical	0.39%
Forest, Paper, & Wood Products	0.21%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
United States Treasury Bill, 0.00%, 06/04/2026	11.95%
United States Treasury Bill, 0.00%, 03/05/2026	9.24%
Fidelity Government Portfolio – Institutional Class	4.71%
Petroleos Mexicanos, 7.69%, 01/23/2050	3.64%
Leader Short Term High Yield Bond Fund	2.41%
NGC 2024-I Ltd.	1.95%
Black Diamond CLO 2024-1 Ltd.	1.54%
PGA Trust 2024-RSR2	1.49%
OFSI BSL CLO XIII Ltd.	1.46%
Oracle Corp.	1.41%

Leader Capital Short Term High Yield Bond Fund Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital Short Term High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	LCCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund (the “Fund”), Institutional Class Shares, for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.leadercapital.com/mutual-funds/resources-info/. You can also request this information by contacting us at (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	www.leadercapital.com/mutual-funds/resources-info/
Expenses [Text Block]

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$70	1.35%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%
Net Assets	$ 181,507,421
Holdings Count | shares	74
Advisory Fees Paid, Amount	$ 508,963
Investment Company, Portfolio Turnover	46.33%
Additional Fund Statistics [Text Block]

Fund Statistics
Total Net Assets	$181,507,421
Number of Portfolio Holdings	74
Investment Advisory Fees Paid	$508,963
Portfolio Turnover Rate	46.33%

Holdings [Text Block]

What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	81.70%
Financials	4.28%
Energy	3.98%
Cash and Cash Equivalents	3.74%
Mortgage-Backed Securities	2.67%
Consumer, Cyclical	2.63%
Government	0.28%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Petroleos Mexicanos	3.98%
Fidelity Government Portfolio – Institutional Class	3.74%
Octagon 69 Ltd.	3.35%
OZLM XIV Ltd.	2.92%
Flagstar Bank NA	2.78%
HONO 2021-LULU Mortgage Trust	2.67%
Rivian Automotive, Inc.	2.63%
Rockford Tower CLO 2021-3 Ltd.	2.47%
Madison Park Funding LV Ltd.	2.46%
Allegro CLO V-S Ltd.	2.46%

Leader Capital Short Term High Yield Bond Fund Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital Short Term High Yield Bond Fund
Class Name	Investor Class
Trading Symbol	LCCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund (the “Fund”), Investor Class Shares, for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.leadercapital.com/mutual-funds/resources-info/.You can also request this information by contacting us at (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	www.leadercapital.com/mutual-funds/resources-info/
Expenses [Text Block]

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class shares	$96	1.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.85%
Net Assets	$ 181,507,421
Holdings Count | Holdings	74
Advisory Fees Paid, Amount	$ 508,963
Investment Company, Portfolio Turnover	46.33%
Additional Fund Statistics [Text Block]

Fund Statistics
Total Net Assets	$181,507,421
Number of Portfolio Holdings	74
Investment Advisory Fees Paid	$508,963
Portfolio Turnover Rate	46.33%

Holdings [Text Block]

What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	81.70%
Financials	4.28%
Energy	3.98%
Cash and Cash Equivalents	3.74%
Mortgage-Backed Securities	2.67%
Consumer, Cyclical	2.63%
Government	0.28%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Petroleos Mexicanos	3.98%
Fidelity Government Portfolio – Institutional Class	3.74%
Octagon 69 Ltd.	3.35%
OZLM XIV Ltd.	2.92%
Flagstar Bank NA	2.78%
HONO 2021-LULU Mortgage Trust	2.67%
Rivian Automotive, Inc.	2.63%
Rockford Tower CLO 2021-3 Ltd.	2.47%
Madison Park Funding LV Ltd.	2.46%
Allegro CLO V-S Ltd.	2.46%

Leader Capital High Quality Income Fund Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital High Quality Income Fund
Class Name	Institutional Class
Trading Symbol	LCTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leader Capital High Quality Income Fund (the “Fund”), Institutional Class Shares, for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.leadercapital.com/mutual-funds/resources-info/.You can also request this information by contacting us at (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	www.leadercapital.com/mutual-funds/resources-info/
Expenses [Text Block]

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Net Assets	$ 1,240,539,348
Holdings Count | shares	180
Advisory Fees Paid, Amount	$ 4,038,510
Investment Company, Portfolio Turnover	67.57%
Additional Fund Statistics [Text Block]

Fund Statistics
Total Net Assets	$1,240,539,348
Number of Portfolio Holdings	180
Investment Advisory Fees Paid	$4,038,510
Portfolio Turnover Rate	67.57%

Holdings [Text Block]

What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	52.99%
Government	21.19%
Mortgage-Backed Securities	15.32%
Energy	5.38%
Cash and Cash Equivalents	4.71%
Debt Fund	2.41%
Technology	1.41%
Financial	0.40%
Consumer, Cyclical	0.39%
Forest, Paper, & Wood Products	0.21%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
United States Treasury Bill, 0.00%, 06/04/2026	11.95%
United States Treasury Bill, 0.00%, 03/05/2026	9.24%
Fidelity Government Portfolio – Institutional Class	4.71%
Petroleos Mexicanos, 7.69%, 01/23/2050	3.64%
Leader Short Term High Yield Bond Fund	2.41%
NGC 2024-I Ltd.	1.95%
Black Diamond CLO 2024-1 Ltd.	1.54%
PGA Trust 2024-RSR2	1.49%
OFSI BSL CLO XIII Ltd.	1.46%
Oracle Corp.	1.41%

Leader Capital High Quality Income Fund Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital High Quality Income Fund
Class Name	Investor Class
Trading Symbol	LCTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leader Capital High Quality Income Fund (the “Fund”), Investor Class Shares, for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at www.leadercapital.com/mutual-funds/resources-info/.You can also request this information by contacting us at (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	www.leadercapital.com/mutual-funds/resources-info/
Expenses [Text Block]

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class shares	$71	1.40%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%
Net Assets	$ 1,240,539,348
Holdings Count | shares	180
Advisory Fees Paid, Amount	$ 4,038,510
Investment Company, Portfolio Turnover	67.57%
Additional Fund Statistics [Text Block]

Fund Statistics
Total Net Assets	$1,240,539,348
Number of Portfolio Holdings	180
Investment Advisory Fees Paid	$4,038,510
Portfolio Turnover Rate	67.57%

Holdings [Text Block]

What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	52.99%
Government	21.19%
Mortgage-Backed Securities	15.32%
Energy	5.38%
Cash and Cash Equivalents	4.71%
Debt Fund	2.41%
Technology	1.41%
Financial	0.40%
Consumer, Cyclical	0.39%
Forest, Paper, & Wood Products	0.21%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
United States Treasury Bill, 0.00%, 06/04/2026	11.95%
United States Treasury Bill, 0.00%, 03/05/2026	9.24%
Fidelity Government Portfolio – Institutional Class	4.71%
Petroleos Mexicanos, 7.69%, 01/23/2050	3.64%
Leader Short Term High Yield Bond Fund	2.41%
NGC 2024-I Ltd.	1.95%
Black Diamond CLO 2024-1 Ltd.	1.54%
PGA Trust 2024-RSR2	1.49%
OFSI BSL CLO XIII Ltd.	1.46%
Oracle Corp.	1.41%